MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	$ 1,574,212
Net Book Value	1,539,187	$ 1,574,212
Ending Balance	1,539,187	1,574,212
Deferred tax liability	(31,163)	(16,899)
Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	2,770,323	2,438,696
Acquisition of Roxgold		59,144
Additions	227,766	275,821
Changes in closure and reclamation provision	2,845	9,559
Disposals and write-offs	(20,623)	(12,897)
Ending Balance	2,980,311	2,770,323
Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(1,196,111)	(871,075)
Disposals and write-offs	(5,341)	(6,650)
Impairment		90,615
Depletion and depreciation	250,354	241,071
Ending Balance	(1,441,124)	(1,196,111)
Mining property [member] | Depletable [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	714,787	817,087
Mining property [member] | Depletable [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	1,540,342	866,999
Additions	82,553	100,366
Changes in closure and reclamation provision	2,890	9,407
Disposals and write-offs		(142)
Transfers	(10,612)	563,712
Ending Balance	1,615,173	1,540,342
Mining property [member] | Depletable [member] | Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(723,255)	(506,268)
Disposals and write-offs		(40)
Impairment		60,602
Depletion and depreciation	177,131	156,425
Ending Balance	(900,386)	(723,255)
Mining property [member] | Non Depletable [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	272,610	244,235
Deferred tax liability	1,600
Mining property [member] | Non Depletable [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	244,235	712,269
Acquisition of Roxgold		58,862
Additions	29,165	39,835
Disposals and write-offs	(14,485)	(5,883)
Transfers	13,695	(560,848)
Ending Balance	272,610	244,235
Construction in progress [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	73,843	44,169
Construction in progress [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	44,218	154,647
Additions	74,018	111,690
Transfers	(44,344)	(222,119)
Ending Balance	73,892	44,218
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(49)
Impairment		49
Ending Balance	(49)	(49)
Other property, plant and equipment [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	477,947	468,721
Other property, plant and equipment [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	941,528	704,781
Acquisition of Roxgold		282
Additions	42,030	23,930
Changes in closure and reclamation provision	(45)	152
Disposals and write-offs	(6,138)	(6,872)
Transfers	41,261	219,255
Ending Balance	1,018,636	941,528
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(472,807)	(364,807)
Disposals and write-offs	(5,341)	(6,610)
Impairment		29,964
Depletion and depreciation	73,223	84,646
Ending Balance	$ (540,689)	$ (472,807)